Annual Fund Operating Expenses (Vanguard Dividend Appreciation Index Fund ETF)	Vanguard Dividend Appreciation Index Fund Vanguard Dividend Appreciation Index Fund - ETF Shares 2/1/2014 - 1/31/2015
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.07%
12b-1 Distribution Fee	none
Other Expenses	0.03%
Total Annual Fund Operating Expenses	0.10%